FAIR VALUE OF DEBT INSTRUMENTS AND DERIVATIVE INSTRUMENTS (DETAILS)	12 Months Ended
	Jan. 03, 2014 USD ($)	Dec. 28, 2012 USD ($)	Mar. 30, 2012 USD ($)	Mar. 30, 2012 CAD	Jan. 03, 2014 Senior Notes [Member] USD ($)	Dec. 28, 2012 Senior Notes and Canadian Notes [Member] USD ($)	Jan. 03, 2014 Credit Facility Term Loan [Member] USD ($)	Dec. 28, 2012 Credit Facility Term Loan [Member] USD ($)
Debt Instrument [Line Items]
Outstanding debt					$ 1,000,000,000	$ 1,200,000,000	$ 605,000,000	$ 670,000,000
Fair values of our term loans							603,200,000	667,300,000
Fair value of our Senior Notes					983,000,000	1,200,000,000
Foreign currency exchange contracts [Abstract]
Notional amount of foreign currency forward contract			1,250,000,000	1,250,000,000
Foreign currency exchange contracts [Line Items]
Foreign currency gains (losses) on intercompany loans	$ (7,700,000)	$ 800,000